Financial Risk and Insurance Management - Summary of Financial Liabilities Classified Per Maturity Based on Contractual Period (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	S/ 1,053,395	S/ 931,265	S/ 749,349
Loans and borrowings	3,216,171	2,965,541	3,376,282
Lease liabilities	123,519	147,888	158,045	S/ 162,922
Derivative financial instruments	62,550	42,370	0
Liquidity risk [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	1,054,845	934,006	753,255
Other accounts payable	397,343	174,601	465,466
Loans and borrowings	5,133,067	5,048,548	5,557,229
Lease liabilities	161,632	198,425	218,196
Derivative financial instruments	74,027	51,226
Financial liabilities	6,820,914	6,406,806	6,994,146
Liquidity risk [member] | Carrying amount [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	1,054,845	934,006	753,255
Other accounts payable	284,160	148,155	459,606
Loans and borrowings	3,532,510	3,619,774	3,761,582
Lease liabilities	123,519	147,888	158,045
Derivative financial instruments	62,550	42,370
Financial liabilities	5,057,584	4,892,193	5,132,488
Liquidity risk [member] | Not later than one year [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	1,053,395	931,265	749,349
Other accounts payable	81,168	83,955	248,769
Loans and borrowings	610,333	1,041,977	785,301
Lease liabilities	37,252	43,275	44,295
Derivative financial instruments	23,542	15,895
Financial liabilities	1,805,690	2,116,367	1,827,714
Liquidity risk [member] | Later than one year and not later than two years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Trade accounts payable	1,450	2,741	3,906
Other accounts payable	41,111	36,820	65,109
Loans and borrowings	549,615	650,674	821,223
Lease liabilities	39,287	38,391	40,231
Derivative financial instruments	21,506	15,932
Financial liabilities	652,969	744,558	930,469
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Other accounts payable	91,840	53,826	151,588
Loans and borrowings	2,467,501	3,288,042	2,821,724
Lease liabilities	47,362	68,084	73,425
Derivative financial instruments	28,979	19,399
Financial liabilities	2,635,682	3,429,351	3,046,737
Liquidity risk [member] | Later than five years [member]
Disclosure Of Financial Liabilities Classified Per Maturity Based On Contractual Period [Line Items]
Other accounts payable	183,224
Loans and borrowings	1,505,618	67,855	1,128,981
Lease liabilities	37,731	48,675	60,245
Financial liabilities	S/ 1,726,573	S/ 116,530	S/ 1,189,226